Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 249,505
Financial liabilities	$ (2,734,704)	(303,571)	$ (952,912)	$ (735,729)
Net liability position		(54,066)
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(3,321,865)	(43,124)	(1,172,044)	(1,215,264)
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		(260,447)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	13,332,877	229,819	14,444,549	7,500,193
Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,720,475	$ 19,686	$ 1,266,005	$ 1,479,410
Peso amounts at exchange rate of Ps.20.5835 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	5,135,687
Financial liabilities	(6,248,560)
Net liability position	(1,112,873)
Peso amounts at exchange rate of Ps.20.5835 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(887,652)
Peso amounts at exchange rate of Ps.20.5835 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,360,908)
Peso amounts at exchange rate of Ps.20.5835 [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,730,488
Peso amounts at exchange rate of Ps.20.5835 [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	405,199
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,668,807
Financial liabilities	(5,680,510)
Net liability position	(1,011,703)
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(806,957)
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,873,553)
Exchange rate would depreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	4,300,444
Exchange rate would depreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	368,363
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	5,649,256
Financial liabilities	(6,873,417)
Net liability position	(1,224,161)
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(976,418)
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(5,896,999)
Exchange rate would appreciate 10% [Member] | Cash and Cash Equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	5,203,537
Exchange rate would appreciate 10% [Member] | Trade Accounts Receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 445,719